Loans, borrowings and cash and cash equivalents - Credit and financing lines (Details) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Loans and borrowings
Total debt	$ 16,903		$ 13,056
Revolving credit facilities
Loans and borrowings
Total debt		$ 5,000
Revolving credit facilities | Maturing On June 2022
Loans and borrowings
Total debt		2,000
Revolving credit facilities | Maturing On December 2024
Loans and borrowings
Total debt		$ 3,000